ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued expenses	$ 32,670	202,707	168,906
Accrued payroll	10,787	66,926	48,350
Taxes payable	2,719	16,872	20,788
Deposits from delivery service providers and merchants in the marketplace program	23,333	144,772	96,120
Payables to merchants participating in the marketplace program	32,869	203,938	224,997
Sales refund payables	2,217	13,755	11,540
Payables for purchases of fixed assets	4,502	27,932	57,955
Other payables	4,445	27,581	21,757
Accrued expenses and other current liabilities, total	$ 113,542	704,483	650,413